Fresh Start Accounting (Details 4) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended
	Sep. 30, 2016	May 04, 2016	Sep. 30, 2016
Professional fees	$ 115,149		$ 324,551
Net gain on reorganization adjustments	0		0
Reorganization items, net	115,149		324,551
Cash payments for reorganization items	$ 406,157		$ 1,507,863
Predecessor [Member]
Professional fees		$ 3,598,216
Net gain on reorganization adjustments		(34,869,566)
Reorganization items, net		(31,271,350)
Cash payments for reorganization items		$ 1,839,560